FAIR VALUE MEASUREMENTS - Asset held in the Trust Account (Details)	Sep. 30, 2025 USD ($)
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	$ 230,585,241
Recurring
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	230,585,241
Recurring | Level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 230,585,241